Income Taxes - Tax valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Tax valuation allowance
Deferred tax asset valuation allowance	$ 57,106	$ 42,179
Change in valuation allowance	14,900
Net tax benefit before offset by amounts recorded through OCI	17,400
Deferred tax liability	28,647	$ 31,842
Foreign
Tax valuation allowance
Deferred tax liability	$ 11,900